Summary of supplemental operating lease (Details)	Jun. 30, 2025	Dec. 31, 2024
Operating Lease Obligation
Weighted average discount rate	5.00%	5.00%
Weighted average remaining lease term (years)	1 year 3 months 14 days	1 year 9 months 29 days